Income Tax - Schedule of Deferred Income Tax Assets (liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Non-capital losses carried forward	$ 1,521	$ 9,010
Resource related assets	1,285	1,061
Property, plant and equipment	2,079	(697)
Deferred income and other	1	6
Accrued revenue	26	10
Prepaid expenses, deposits and other	233	1,504
Deferred tax assets	5,145	10,894
Prepaid expenses, deposits and other	(611)	(659)
Special mining royalty	(318)	(152)
Deferred tax liabilities	929	811
Net deferred tax assets	$ 4,216	$ 10,083